UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2016 to September 30, 2016

Commission File Number of issuing entity:  333-187614-04
Central Index Key Number of issuing entity:  0001654281

BMW VEHICLE LEASE TRUST 2015-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-187614
Central Index Key Number of depositor:  0001126530

BMW AUTO LEASING LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

FINANCIAL SERVICES VEHICLE TRUST
(Exact name of co-registrant as specified in its charter)

Mathew Morgenstern, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
 (Telephone number including area code)

Not Applicable
 (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒   No ☐

PART I — DISTRIBUTION INFORMATION
Item 1.  Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the assets of BMW Vehicle Lease Trust 2015-2 is set forth in the Statement relating to the October 20, 2016 distribution, which is attached as Exhibit 99.1.
There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Lease Trust 2015-2 for the distribution period commencing on September 1, 2016 and ending on September 30, 2016.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 3, 2016 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Lease Trust 2015-2.
PART II — OTHER INFORMATION
Item 10.  Exhibits.
(a)	The following is a list of documents filed as part of this Report on Form 10-D:
Exhibit 99.1	Statement relating to the October 20, 2016 distribution.
(b)	The exhibit required to be filed by the registrant pursuant to Item 601 of Regulation S-K is listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated:  October 31, 2016

BMW VEHICLE LEASE TRUST 2015-2
(Issuing Entity)

By:	BMW Financial Services NA, LLC, solely as servicer

By: /s/ Ritu Chandy
Name: Ritu Chandy Title: Vice President – Finance & CFO

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement relating to the October 20, 2016 distribution.